Subsequent Events - Share Capital Allotted (Parenthetical) (Details) - £ / shares	Sep. 30, 2020	Aug. 10, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
DEFERRED SHARES £0.00001 PAR VALUE
Subsequent Event [Line Items]
Deferred shares, par value			£ 0.00001	£ 0.00001	£ 0.00001
DEFERRED SHARES £0.00001 PAR VALUE | Subsequent Event
Subsequent Event [Line Items]
Deferred shares, par value	£ 0.00001	£ 0.00001
DEFERRED B SHARES £0.001 PAR VALUE
Subsequent Event [Line Items]
Deferred shares, par value			£ 0.001	£ 0.001	£ 0.001
DEFERRED B SHARES £0.001 PAR VALUE | Subsequent Event
Subsequent Event [Line Items]
Deferred shares, par value	£ 0.001